Note 18 - Derivatives	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
18.
Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting:
The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three
-month or
six
-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation required by ASC
815
in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

At
December 31, 2017
and
June 30, 2018,
the Company had interest rate swap agreements with an outstanding notional amount of
$656,096
and
$328,440,
respectively. The fair value of these interest rate swaps outstanding at
December 31, 2017
and
June 30, 2018
amounted to a net asset of
$2,031
and
$9,585,
respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
April 2020
and
May 2023.

During the
six
-month period ended
June 30, 2018,
the Company terminated
three
interest rate derivative instruments and paid the counterparties breakage costs of
$1,234
in aggregate and is separately reflected in Swap breakage costs in the accompanying consolidated statement of income for the six
-month period ended
June 30, 2018.

The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swaps amounts to
$2,921.

(b) Interest rate swaps that do
not
meet the criteria for hedge accounting:
As of
December 31, 2017
and
June 30, 2018,
the Company had interest rate swap agreements with an outstanding notional amount of
$89,752
and
$84,705,
respectively, for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not
meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at
December 31, 2017
and
June 30, 2018
was a liability of
$980
and a net asset of
$128,
respectively, and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
August 2018
and
August 2020.

(c) Foreign currency agreements:
As of
June 30, 2018,
the Company was engaged in
three
Euro/U.S. dollar forward agreements totaling
$6,000
at an average forward rate of Euro/U.S. dollar
1.206
expiring in monthly intervals up to
September 2018.

As of
December 31, 2017,
the Company was engaged in
two
Euro/U.S. dollar forward agreements totaling
$4,000
at an average forward rate of Euro/U.S. dollar
1.1682
expiring in monthly intervals up to
February 2018.

The total change of forward contracts fair value for the
six
-month period ended
June 30, 2018,
was a loss of
$294
(gain of
$501
for the
six
-month period ended
June 30, 2017)
and is included in Loss on derivative instruments, net in the accompanying consolidated statements of income.

The Effect of Derivative Instruments for the six-month period ended June 30, 2017 and 2018
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2017	2018		2017	2018
Interest rate swaps	$(1,364)	$6,646	Loss on derivative instruments, net	$-	$-
Reclassification to Interest and finance costs	6,459	1,000		-	-
Total	$5,095	$7,646		$-	$-

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2017	2018
Non hedging interest rate swaps	Loss on derivative instruments, net	$(897)	$41
Forward contracts	Loss on derivative instruments, net	501	(294)
Total		$(396)	$(253)

The realized loss on non-hedging interest rate swaps included in “
Loss on derivative instruments, net
” amounted to
$1,625
and
$314
for the
six
-month period ended
June 30, 2017
and
2018,
respectively.